Additional Information Required by the Argentine Central Bank (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Restricted Assets
a)	Cash and Government Securities

	12.31.20	12.31.19
For transactions in ROFEX, MAE and BYMA	3,905,372	1,782,587
For debit / credit cards transactions	3,020,109	3,083,168
For attachments	9,410	12,811
Liquid offsetting entry required to operate as CNV agent	64,020	14,641
For contribution to M.A.E.’ s Joint Guarantee Fund ( Fondo de Garantía Mancomunada )	1,100	122,322
Guarantees for the Regional Economies Competitiveness Program	184,744	444,927
For other transactions (includes guarantees linked to rental contracts)	19,802	20,313

b)	Special Guarantees Accounts
Special guarantee accounts have been opened at the Argentine Central Bank as collateral for transactions involving electronic clearing houses, checks for settling debts and other similar transactions as of the indicated dates, which amount to:

	12.31.20	12.31.19
Escrow Accounts	11,444,550	10,245,260

c)	Deposits in favor of the Argentine Central Bank

	12.31.20	12.31.19
Unavailable deposits due to exchange transactions	533	726

d)	Equity Investments
The account “Equity Investments” includes 1,222,406 non-transferable non-endorsable registered ordinary shares in Electrigal S.A., the transfer of which is subject to approval by the national authorities, according to the terms of the previously executed concession contract.

e)	Contributions to Garantizar S.G.R.’s Risk Fund
Banco de Galicia y Buenos Aires S.A.U., in its capacity as sponsoring partner of Garantizar S.G.R.’s Risk Fund, is committed to maintaining the contributions made to the fund for two (2) years.

	12.31.20	12.31.19
Contributions to the Fund	990,000	1,347,792
INVIU S.A.U.

	12.31.20	12.31.19
Liquid offsetting entry required to operate as CNV agents	18,469	22,753
Guarantees linked to surety bonds	7,417	—

Tarjeta Naranja S.A.

	12.31.20	12.31.19
Attachments arising from judicial cases	973	3,188
Guarantees linked to rental contracts	7,076	9,209
Galicia Administradora de Fondos S.A.

	12.31.20	12.31.19
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV (*)	13,903	13,803

(*)	As of December 31, 2020, it corresponds to 1,620,000 shares of Fima Premium Class “B” Mutual Fund.
Galicia Securities S.A.

	12.31.20	12.31.19
For transactions in the market	48,015	—
Liquid offsetting entry required to operate as CNV agents	11,270	—
Guarantees linked to surety bonds	1,129	—
The total amount of restricted assets for the reasons stated above in the aforementioned controlled companies, as of the indicated dates, is as follows:

	12.31.20	12.31.19
Total Restricted Assets	19,747,892	17,123,500

Summary of Trust Activities
a)	Trust Contracts for Purposes of Guaranteeing Compliance with Obligations:
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Date of Contract	Trustor	Balances of Trust Funds	Maturity (1)
04.17.12	Exxon Mobil	13,540	04.19.21
09.12.14	Coop. de Trab. Portuarios	1,009	09.12.22
04.14.16	Rios Belt	121	12.31.21
05.24.17	MSU	33	12.31.21

Total		14,703

(1)	These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.

b)	Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	133,278	12.31.21
05.14.09	GAS II	8,614,193	12.31.22
06.08.11	MILA III	17,118	12.31.21
01.09.11	MILA IV	295	12.31.21
06.12.17	MILA XVIII	919	01.31.24

Total		8,765,803

(*)	Estimated date, since maturity date shall occur at the time of the distribution of all of trust assets.

Summary of Balances of the Mutual Funds
The balances of the Mutual Funds as of the indicated dates are detailed as follows:

Mutual Fund	12.31.20	12.31.19
FIMA Acciones	590,257	548,757
FIMA P.B. Acciones	633,036	941,220
FIMA Renta en pesos	1,098,300	319,338
FIMA Ahorro pesos	7,252,021	3,626,852
FIMA Renta Plus	739,739	200,953
FIMA Premium	148,692,964	93,646,912
FIMA Ahorro Plus	12,706,534	3,718,984
FIMA Capital Plus	16,650,938	154,164
FIMA Abierto PyMES	758,538	795,135
FIMA Mix I	2,047,362	77,755
FIMA Renta Dólares I (*)	—	2,259,686
FIMA Renta Dólares II (*)	—	739,938
FIMA Renta Fija Internacional	1,172,774	2,735,979
FIMA Acciones Latinoamericanas Dólares (*)	72,668	126,852

Total	192,415,131	109,892,525

(*)	Stated at the reference exchange rate of the U.S. Dollar set by the Argentine Central Bank. See Note 1.6.(b).

Summary of Compliance with Minimum Cash Requirements
As of December 31, 2020, the balances recorded as computable items are as follows:

	Currency
Item	Ps.	USD	Euros (*)
Checking Accounts held in Argentine Central Bank	1,000	1,217,252	31
Escrow Accounts held in Argentine Central Bank	11,148,780	3,515	—
National Treasury Bonds in Argentine Pesos computable for minimum cash	18,343,599	—	—
Liquidity Bills computable for minimum cash	46,617,121	—	—

Total for integration Minimum Cash	76,110,500	1,220,767	31

(*)	Stated in thousands of USD.

Schedule of Shareholders' Equity
Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

12.31.20
Share Capital	1,474,692
Additional paid in Capital	17,281,187
Adjustments to shareholders´ equity	61,548,313
Legal reserve	714,107
Distributable reserves	116,312,804
Non distributable reserves	5,047,825
Retained results	(44,533,351)
Profit for the year	26,439,048

Total Shareholder’s equity under the rules of the Argentine Central Bank	184,284,625